Taxes (Details) - Schedule of Effective Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Tax Rate [Abstract]
PRC statutory rates	25.00%	25.00%	25.00%
Preferential tax rates	(0.40%)	(2.90%)	(25.80%)
R&D credits	0.20%	1.50%	3.00%
Change in valuation allowance and others	(24.80%)	(19.20%)	(0.40%)
Effective tax rate	0.00%	4.40%	1.80%